Calvert
Emerging Markets Advancement Fund
June 30, 2026
Schedule of Investments (Unaudited)

Common Stocks — 95.0%

Security	Shares	Value
Argentina — 0.4%
Grupo Supervielle SA ADR(1)(2)	35,900	$ 346,794
Telecom Argentina SA ADR	21,200	275,600
		$ 622,394
Brazil — 2.4%
Axia Energia SA, Class C, PFC Shares(1)	10,090	$ 103,615
B3 SA - Brasil Bolsa Balcao	106,100	298,633
Banco Bradesco SA, PFC Shares	71,461	250,556
Banco BTG Pactual SA	15,706	164,566
Caixa Seguridade Participacoes SA	16,800	64,143
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	62,135	356,756
CPFL Energia SA	6,900	59,853
Energisa SA	9,800	91,122
Engie Brasil Energia SA	9,100	61,398
Equatorial SA	32,700	246,661
Itau Unibanco Holding SA, PFC Shares	39,291	321,038
Klabin SA	33,200	107,659
Klabin SA, PFC Shares	174,200	113,045
Localiza Rent a Car SA	17,500	140,819
Localiza Rent a Car SA, PFC Shares	1,700	13,169
Lojas Renner SA	28,300	80,915
NU Holdings Ltd., Class A(1)	15,877	212,117
Pagseguro Digital Ltd., Class A	6,500	58,825
Raia Drogasil SA	43,200	140,672
Rede D'Or Sao Luiz SA(3)	21,800	146,578
Rumo SA	34,700	90,274
Sendas Distribuidora SA	44,700	75,679
Smartfit Escola de Ginastica e Danca SA	12,800	48,822
Telefonica Brasil SA	24,700	162,440
TIM SA	28,300	119,892
TOTVS SA	19,300	107,299
WEG SA	38,100	346,216
		$3,982,762
Chile — 4.1%
Banco de Chile	3,656,500	$715,861
Banco de Credito e Inversiones SA	6,622	435,036
Banco Santander Chile	5,186,100	424,691
Cencosud SA	371,900	859,194
Enel Chile SA	7,581,180	666,051
Falabella SA	193,700	1,209,305
Sociedad Quimica y Minera de Chile SA, Class B, PFC Shares	35,250	2,617,087
		$6,927,225
China — 6.3%
AAC Technologies Holdings, Inc.	14,500	$79,460
Akeso, Inc.(1)(2)(3)	13,000	146,377
Alibaba Group Holding Ltd. ADR	13,939	1,337,865
Alibaba Health Information Technology Ltd.(1)(2)	134,000	52,894
BeOne Medicines Ltd., Class H(1)	15,000	326,937
Security	Shares	Value
China (continued)
BYD Co. Ltd., Class H	33,000	$ 305,775
China Mengniu Dairy Co. Ltd.	66,000	135,582
China Merchants Bank Co. Ltd., Class H	53,000	304,314
China Minsheng Banking Corp. Ltd., Class H	181,500	72,748
China Overseas Land & Investment Ltd.	84,500	130,417
China State Construction International Holdings Ltd.(2)	46,000	40,925
CSPC Pharmaceutical Group Ltd.	160,000	142,921
ENN Energy Holdings Ltd.	19,000	98,170
Fuyao Glass Industry Group Co. Ltd., Class H(3)	11,600	75,856
Geely Automobile Holdings Ltd.	99,000	213,728
Great Wall Motor Co. Ltd., Class H	44,000	49,341
Guangdong Investment Ltd.	74,000	73,321
Guangdong Land Holdings Ltd.(1)	2,194,562	55,455
H World Group Ltd. ADR	4,291	179,021
Haidilao International Holding Ltd.(2)(3)	34,000	46,189
Hansoh Pharmaceutical Group Co. Ltd.(3)	24,000	90,949
Innovent Biologics, Inc.(1)(3)	27,500	280,126
JD Health International, Inc.(1)(3)	20,100	84,646
JD Logistics, Inc.(1)(3)	36,200	54,483
JD.com, Inc. ADR	22,948	584,715
Kingsoft Corp. Ltd.	18,800	53,547
Li Auto, Inc. ADR(1)	8,519	100,013
Longfor Group Holdings Ltd.(2)(3)	48,514	37,138
Meituan, Class B(1)(3)	55,000	485,503
NetEase, Inc. ADR	5,689	728,988
NIO, Inc. ADR(1)	23,658	119,709
Nongfu Spring Co. Ltd., Class H(3)	36,800	186,779
Pop Mart International Group Ltd.(2)(3)	14,200	281,210
Postal Savings Bank of China Co. Ltd., Class H(3)	195,000	113,865
Qfin Holdings, Inc. ADR	2,892	45,723
Sinopharm Group Co. Ltd., Class H	26,800	54,528
Sunny Optical Technology Group Co. Ltd.	13,800	108,063
Tencent Holdings Ltd.	43,400	2,394,922
Tencent Music Entertainment Group ADR	19,851	165,756
Tingyi Cayman Islands Holding Corp.	42,000	52,370
Trip.com Group Ltd. ADR(1)	9,323	371,428
Xinyi Solar Holdings Ltd.	121,609	32,056
XPENG, Inc. ADR(1)(2)	12,493	165,407
Zhuzhou CRRC Times Electric Co. Ltd., Class H	12,100	62,004
		$10,521,224
Cyprus — 3.1%
Bank of Cyprus Holdings PLC	483,626	$5,292,790
		$5,292,790
Egypt — 0.8%
Commercial International Bank - Egypt (CIB)	523,600	$1,360,650
		$1,360,650
Georgia — 2.4%
Georgia Capital PLC(1)	62,297	$3,455,964

Calvert
Emerging Markets Advancement Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Georgia (continued)
Lion Finance Group PLC	2,893	$ 435,033
TBC Bank Group PLC	3,802	223,377
		$ 4,114,374
Greece — 10.0%
Alpha Bank SA	486,050	$ 2,200,038
Athens Water Supply & Sewage Co. SA	24,006	294,768
Eurobank SA, Class A	619,024	2,952,354
GEK TERNA SA	19,019	957,475
Hellenic Telecommunications Organization SA	45,949	1,020,336
JUMBO SA	33,672	863,946
LAMDA Development SA(1)	35,095	267,740
National Bank of Greece SA	204,410	3,531,497
Piraeus Bank SA	247,997	2,581,366
Public Power Corp. SA	85,021	2,236,755
		$16,906,275
Hong Kong — 0.1%
Sino Biopharmaceutical Ltd.	191,000	$107,932
		$107,932
Hungary — 3.8%
Magyar Telekom Telecommunications PLC	69,600	$592,649
OTP Bank Nyrt	31,200	4,608,428
Richter Gedeon Nyrt	31,900	1,236,575
		$6,437,652
India — 3.0%
ABB India Ltd.	900	$67,006
Ashok Leyland Ltd.	51,702	86,397
Asian Paints Ltd.	4,157	115,827
AU Small Finance Bank Ltd.(3)	5,029	55,186
Avenue Supermarts Ltd.(1)(3)	1,832	84,823
Bajaj Auto Ltd.	700	72,001
Bajaj Finserv Ltd.	3,600	67,787
Bandhan Bank Ltd.(3)	11,793	25,464
Bank of Baroda	15,482	44,614
Bharti Airtel Ltd.	13,692	268,216
Blue Star Ltd.	1,600	27,577
BSE Ltd.(1)	1,900	77,792
Central Depository Services India Ltd.(4)	600	8,291
CG Power & Industrial Solutions Ltd.	12,100	122,043
Coforge Ltd.	4,065	63,109
Crompton Greaves Consumer Electricals Ltd.	18,918	54,989
Dabur India Ltd.	4,163	18,586
Dixon Technologies India Ltd.(4)	381	48,062
DLF Ltd.	11,043	72,479
Dr. Lal PathLabs Ltd.(3)	1,756	30,532
Eternal Ltd.(1)	36,968	103,612
Exide Industries Ltd.	2,700	11,079
GAIL India Ltd.	47,400	87,016
Security	Shares	Value
India (continued)
GMR Airports Ltd.(1)	21,700	$ 25,737
Godrej Consumer Products Ltd.	2,487	26,572
Godrej Properties Ltd.(1)	2,700	53,380
Havells India Ltd.	3,343	41,029
HCL Technologies Ltd.	8,139	92,447
HDFC Life Insurance Co. Ltd.(3)	5,700	34,724
Hindustan Unilever Ltd.	5,037	112,803
Hyundai Motor India Ltd.	3,200	64,577
IDFC First Bank Ltd.	61,395	51,634
Indian Hotels Co. Ltd.	15,530	117,405
Indian Renewable Energy Development Agency Ltd.	3,900	5,313
Indus Towers Ltd.(1)	20,700	85,680
IndusInd Bank Ltd.	4,640	45,377
IRB Infrastructure Developers Ltd.	31,200	7,070
KEI Industries Ltd.	1,000	57,462
Kotak Mahindra Bank Ltd.	36,595	151,812
KPIT Technologies Ltd.	5,354	38,059
Kwality Wall's India Ltd.(1)	15,937	5,928
LTM Ltd.(3)	1,183	44,327
Mahindra & Mahindra Ltd.	5,600	182,139
MakeMyTrip Ltd.(1)(2)	657	35,012
Marico Ltd.	1,455	12,867
Maruti Suzuki India Ltd.	918	137,246
Mphasis Ltd.	1,045	23,937
Multi Commodity Exchange of India Ltd.	1,000	30,061
Nestle India Ltd.	8,728	129,587
NHPC Ltd.	50,900	43,780
Patanjali Foods Ltd.	6,021	26,175
PB Fintech Ltd.(1)	2,200	37,904
Persistent Systems Ltd.	1,296	59,414
Polycab India Ltd.	900	94,910
Punjab National Bank	41,181	46,480
REC Ltd.	7,900	30,412
Shriram Finance Ltd.	11,500	126,883
Siemens Energy India Ltd.	828	32,288
Siemens Ltd.(1)	1,600	60,922
Sona BLW Precision Forgings Ltd.(3)	3,300	21,660
Sterling & Wilson Renewable(1)(4)	1,000	2,589
Suzlon Energy Ltd.(1)	120,700	75,290
Tata Consultancy Services Ltd.	6,217	133,625
Tata Elxsi Ltd.	687	27,869
Tata Motors Ltd./new	23,948	107,382
Tata Motors Passenger Vehicles Ltd.	23,448	87,460
Tata Power Co. Ltd.	28,417	115,882
Tata Teleservices Maharashtra Ltd.(1)	10,694	4,840
Tech Mahindra Ltd.	6,843	101,855
Titan Co. Ltd.	3,263	151,978
Trent Ltd.	2,521	87,567
TVS Motor Co. Ltd.	1,133	41,486
Union Bank of India Ltd.	9,300	16,972
Vodafone Idea Ltd.(1)	256,518	39,240

Calvert
Emerging Markets Advancement Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Voltas Ltd.	3,865	$ 52,266
Wipro Ltd.	33,603	60,666
Yes Bank Ltd.(1)	140,924	36,036
Zee Entertainment Enterprises Ltd.	11,487	12,587
		$ 4,961,091
Kuwait — 2.2%
Gulf Bank KSCP	968,073	$ 1,102,266
Mabanee Co. KPSC	279,776	834,809
Mobile Telecommunications Co. KSCP	902,000	1,775,338
		$3,712,413
Pakistan — 1.1%
Bank Alfalah Ltd.	3,591,200	$737,984
VEON Ltd. ADR(1)	20,000	1,044,200
		$1,782,184
Peru — 1.1%
Credicorp Ltd.	4,447	$1,732,462
Intercorp Financial Services, Inc.	1,899	108,167
		$1,840,629
Romania — 0.0%†
NEPI Rockcastle NV	292	$2,613
		$2,613
Slovenia — 2.3%
Nova Ljubljanska Banka DD GDR(4)	78,003	$3,872,290
		$3,872,290
South Africa — 4.1%
Absa Group Ltd.	21,700	$302,335
Aspen Pharmacare Holdings Ltd.	10,000	95,864
Bid Corp. Ltd.	8,700	237,349
Bidvest Group Ltd.	9,700	141,920
Capitec Bank Holdings Ltd.	2,100	609,661
Clicks Group Ltd.(2)	6,600	91,708
Discovery Ltd.	14,400	232,524
eMedia Holdings Ltd.	5,035	550
FirstRand Ltd.	138,400	822,635
Gold Fields Ltd.	29,900	1,003,605
Growthpoint Properties Ltd.	88,800	93,723
Kumba Iron Ore Ltd.	2,600	46,155
Mr. Price Group Ltd.(2)	6,900	75,880
MTN Group Ltd.	43,600	607,227
Nedbank Group Ltd.	13,300	219,364
Northam Platinum Holdings Ltd.	13,000	187,797
Old Mutual Ltd.	127,700	104,900
OUTsurance Group Ltd.	22,800	109,378
Pepkor Holdings Ltd.(3)	64,114	86,681
Remgro Ltd.	14,500	174,621
Sanlam Ltd.	47,200	254,311
Security	Shares	Value
South Africa (continued)
Shoprite Holdings Ltd.	12,100	$ 218,073
Standard Bank Group Ltd.	34,800	686,958
Valterra Platinum Ltd.	3,200	215,062
Vodacom Group Ltd.	16,600	154,143
Woolworths Holdings Ltd.	24,300	74,772
		$ 6,847,196
South Korea — 23.3%
APR Corp.	1,900	$ 476,725
Doosan Enerbility Co. Ltd.(1)	8,700	495,669
HD Hyundai Electric Co. Ltd.	600	384,889
Hyosung Heavy Industries Corp.	200	454,519
Hyundai Mobis Co. Ltd.	800	263,466
Hyundai Motor Co.	2,300	749,718
Industrial Bank of Korea	3,500	45,231
Kakao Corp.	3,900	87,943
Kia Corp.	3,700	334,175
Korea Investment Holdings Co. Ltd.	3,100	449,052
LG Chem Ltd.	1,300	238,303
LG Energy Solution Ltd.(1)	1,300	307,561
LG Innotek Co. Ltd.	2,200	1,424,934
LS Electric Co. Ltd.	2,400	376,471
Meritz Financial Group, Inc.(1)	1,000	68,687
Mirae Asset Securities Co. Ltd.	11,785	330,839
NAVER Corp.	1,800	233,556
PharmaResearch Co. Ltd.	900	212,802
POSCO Holdings, Inc.	1,400	289,237
Samsung Biologics Co. Ltd.(1)(3)	300	271,215
Samsung Electro-Mechanics Co. Ltd.	900	1,303,415
Samsung Electronics Co. Ltd.	68,200	15,133,383
Samsung Heavy Industries Co. Ltd.(1)	18,700	284,409
Samsung Life Insurance Co. Ltd.	1,900	500,313
SK Hynix, Inc.	7,230	12,757,929
SK Square Co. Ltd.	1,500	1,696,291
SK Telecom Co. Ltd.	1,300	74,093
		$39,244,825
Taiwan — 22.0%
Accton Technology Corp.	7,000	$558,335
Acer, Inc.	85,000	88,886
Advantech Co. Ltd.	10,000	156,010
Airtac International Group	4,000	169,554
ASE Technology Holding Co. Ltd.	43,000	959,611
Asia Vital Components Co. Ltd.	5,000	404,451
ASPEED Technology, Inc.	1,000	527,658
AUO Corp.	220,000	229,615
Catcher Technology Co. Ltd.	19,000	125,127
Cathay Financial Holding Co. Ltd.	84,000	260,500
Chailease Holding Co. Ltd.	29,507	109,129
Chroma ATE, Inc.	9,000	625,441
Chunghwa Telecom Co. Ltd.	41,000	181,985

Calvert
Emerging Markets Advancement Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Compal Electronics, Inc.	118,000	$ 132,165
CTBC Financial Holding Co. Ltd.	263,000	589,517
Delta Electronics, Inc.	25,000	1,570,094
E Ink Holdings, Inc.	20,000	136,580
Elite Material Co. Ltd.	6,000	1,037,283
eMemory Technology, Inc.	1,000	94,191
Evergreen Marine Corp. Taiwan Ltd.	18,000	104,504
Far EasTone Telecommunications Co. Ltd.	50,000	164,897
First Financial Holding Co. Ltd.	6,242	6,438
Fubon Financial Holding Co. Ltd.	76,763	313,589
Gigabyte Technology Co. Ltd.	14,000	152,964
Globalwafers Co. Ltd.	7,000	225,931
Hiwin Technologies Corp.	18,000	186,058
Hon Precision, Inc.	1,000	205,453
Hotai Motor Co. Ltd.	5,000	73,495
Hua Nan Financial Holdings Co. Ltd.	1,585	1,901
Innolux Corp.	218,320	483,184
Inventec Corp.	79,000	167,483
Jentech Precision Industrial Co. Ltd.	2,000	219,661
King Slide Works Co. Ltd.	2,000	468,659
King Yuan Electronics Co. Ltd.	17,000	183,979
Lite-On Technology Corp.	35,000	247,704
Lotes Co. Ltd.	1,000	67,446
MediaTek, Inc.	18,000	2,452,764
Mega Financial Holding Co. Ltd.	5,610	8,154
Micro-Star International Co. Ltd.	22,000	101,698
Novatek Microelectronics Corp.	11,000	186,029
PharmaEssentia Corp.	4,438	187,436
President Chain Store Corp.	15,000	105,199
Quanta Computer, Inc.	39,000	454,681
Realtek Semiconductor Corp.	10,000	255,245
Sino-American Silicon Products, Inc.	18,000	103,384
SinoPac Financial Holdings Co. Ltd.	6,152	7,759
Taiwan Mobile Co. Ltd.	37,000	135,316
Taiwan Semiconductor Manufacturing Co. Ltd.	221,000	17,434,745
Tatung Co. Ltd.	73,150	63,132
TCC Group Holdings Co. Ltd.	188,000	142,597
Teco Electric & Machinery Co. Ltd.	64,000	142,786
TS Financial Holding Co. Ltd.	282,570	296,669
TS Financial Holding Co. Ltd., PFC Shares(1)	87,065	25,998
Unimicron Technology Corp.	22,496	774,941
Uni-President Enterprises Corp.	68,000	159,449
United Microelectronics Corp.(1)	164,000	879,663
Voltronic Power Technology Corp.	2,000	68,906
Walsin Lihwa Corp.	127,366	150,863
Wan Hai Lines Ltd.(1)	21,000	52,317
Wiwynn Corp.	2,000	295,439
WPG Holdings Ltd.	50,000	169,478
Yageo Corp.	23,676	863,678
Yang Ming Marine Transport Corp.	27,000	44,144
Security	Shares	Value
Taiwan (continued)
Yuanta Financial Holding Co. Ltd.	108,829	$ 226,348
		$ 37,018,296
United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	146,019	$ 575,316
Aldar Properties PJSC	554,290	1,250,789
Emirates Telecommunications Group Co. PJSC	73,796	386,072
		$ 2,212,177
Vietnam — 1.2%
Digiworld Corp.	436,560	$669,590
FPT Corp.	305,463	817,129
Gemadept Group Corp.	188,300	528,128
		$2,014,847
Total Common Stocks (identified cost $91,754,528)		$159,781,839

Preferred Stocks — 0.0%†

Security	Shares	Value
Brazil — 0.0%†
Axia Energia SA(1)	10	$ 101
		$ 101
India — 0.0%†
TVS Motor Co. Ltd.(1)	7,732	$ 845
		$ 845
Total Preferred Stocks (identified cost $103)		$ 946

Short-Term Investments — 2.4%

Affiliated Fund — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(5)	543,657	$ 543,657
Total Affiliated Fund (identified cost $543,657)		$ 543,657
Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(6)	453,448	$ 453,448
Total Securities Lending Collateral (identified cost $453,448)		$ 453,448

Calvert
Emerging Markets Advancement Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

U.S. Treasury Obligations — 1.8%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 7/9/26(7)	$ 1,500	$ 1,498,790
0.00%, 7/23/26	1,600	1,596,496
Total U.S. Treasury Obligations (identified cost $3,095,310)		$ 3,095,286
Total Short-Term Investments (identified cost $4,092,415)		$ 4,092,391

Total Investments — 97.4% (identified cost $95,847,046)	$163,875,176
Other Assets, Less Liabilities — 2.6%	$ 4,417,265
Net Assets — 100.0%	$168,292,441

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2026. The aggregate market value of securities on loan at June 30, 2026 was $1,217,447 and the total market value of the collateral received by the Fund was $1,266,329, comprised of cash of $453,448 and U.S. government and/or agencies securities of $812,881.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $2,684,311 or 1.6% of the Fund's net assets.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of these securities is $3,931,232 or 2.3% of the Fund's net assets.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2026.
(6)	Represents investment of cash collateral received in connection with securities lending.
(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
At June 30, 2026, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Information Technology	39.3%
Financials	27.5
Communication Services	6.4
Consumer Discretionary	5.6
Industrials	4.9
Materials	3.0
Utilities	2.7
Health Care	2.0
Consumer Staples	1.9
Real Estate	1.7
Total	95.0%

Calvert
Emerging Markets Advancement Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,257,947	KRW	1,948,686,410	Citibank, N.A.	7/2/26	$162	$ —
TWD	131,000,000	USD	4,142,593	UBS AG	7/8/26	—	(30,624)
USD	24,358,561	EUR	20,939,782	Standard Chartered Bank	7/10/26	425,054	—
USD	1,919,391	EUR	1,650,000	Standard Chartered Bank	7/10/26	33,493	—
USD	425,565	EUR	365,836	Standard Chartered Bank	7/10/26	7,426	—
USD	823,187	AED	3,022,000	Standard Chartered Bank	3/15/27	—	(17)
USD	1,721,442	AED	6,321,994	Standard Chartered Bank	3/30/27	—	(741)
USD	1,721,442	AED	6,325,179	Standard Chartered Bank	4/1/27	—	(1,615)
USD	1,721,441	AED	6,325,867	Standard Chartered Bank	4/1/27	—	(1,802)
USD	1,721,442	AED	6,326,040	Standard Chartered Bank	4/2/27	—	(1,852)
USD	211,965	AED	778,920	Standard Chartered Bank	4/6/27	—	(223)
						$466,135	$(36,874)

Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
OTC	– Over-the-counter
PFC Shares	– Preference Shares

Currency Abbreviations:
AED	– United Arab Emirates Dirham
EUR	– Euro
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar
At June 30, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. During the fiscal year to date ended June 30, 2026, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Affiliated Investments
At June 30, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $543,657, which represents 0.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,408,291	$38,504,430	$(41,369,064)	$ —	$ —	$543,657	$40,040	543,657

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Calvert
Emerging Markets Advancement Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Argentina	$622,394	$ —	$ —	$622,394
Brazil	3,982,762	—	—	3,982,762
Chile	6,927,225	—	—	6,927,225
China	3,798,625	6,722,599	—	10,521,224
Cyprus	—	5,292,790	—	5,292,790
Egypt	—	1,360,650	—	1,360,650
Georgia	—	4,114,374	—	4,114,374
Greece	—	16,906,275	—	16,906,275
Hong Kong	—	107,932	—	107,932
Hungary	—	6,437,652	—	6,437,652
India	35,012	4,926,079	—	4,961,091
Kuwait	—	3,712,413	—	3,712,413
Pakistan	1,044,200	737,984	—	1,782,184
Peru	1,840,629	—	—	1,840,629
Romania	—	2,613	—	2,613
Slovenia	—	3,872,290	—	3,872,290
South Africa	—	6,847,196	—	6,847,196
South Korea	—	39,244,825	—	39,244,825
Taiwan	—	37,018,296	—	37,018,296
United Arab Emirates	—	2,212,177	—	2,212,177
Vietnam	—	2,014,847	—	2,014,847
Total Common Stocks	$18,250,847	$141,530,992	$ —	$159,781,839
Preferred Stocks:
Brazil	$101	$ —	$ —	$101
India	—	845	—	845
Total Preferred Stocks	$101	$845	$ —	$946
Short-Term Investments:
Affiliated Fund	$543,657	$ —	$ —	$543,657
Securities Lending Collateral	453,448	—	—	453,448
U.S. Treasury Obligations	—	3,095,286	—	3,095,286
Total Investments	$19,248,053	$144,627,123	$ —	$163,875,176
Forward Foreign Currency Exchange Contracts	$ —	$466,135	$ —	$466,135
Total	$19,248,053	$145,093,258	$ —	$164,341,311

Calvert
Emerging Markets Advancement Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(36,874)	$ —	$(36,874)
Total	$ —	$(36,874)	$ —	$(36,874)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.